Related Party Balances and Transactions - Loan from related party (Details) ¥ in Thousands	Sep. 30, 2020 CNY (¥)
Beijing Bitauto Interactive Technology Co., Ltd.
Related Party Transaction [Line Items]
Loan from related party	¥ 133,419